Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue		$ 321,027	$ 363,205	$ 358,342
Operating expenses:
Cost of revenue	[1]	109,305	126,612	126,255
Sales and marketing	[1]	71,911	78,821	71,225
Research and development	[1]	18,182	18,490	18,784
General and administrative	[1]	20,058	19,131	21,721
Loss contingency	[1]	141,750	3,500	0
Impairment of goodwill and intangibles	[1]	269,893	0	0
Depreciation and amortization		3,801	17,918	31,574
Total operating expenses		634,900	264,472	269,559
Operating income (loss)		(313,873)	98,733	88,783
Other income (expense):
Interest expense		(1,831)	(2,011)	(10,786)
Interest income		4,993	208	197
Gain on foreign currency transactions		6,994	1,110	2,347
Gain (loss) on foreign currency remeasurement, net		(1,179)	1,920	(244)
Gain (loss) on short-term investments		(152)	0	0
Other, net		(120)	654	(5,080)
Total other income (expense), net		8,705	1,881	(13,566)
Income (loss) before income tax		(305,168)	100,614	75,217
Income tax (expense) benefit		71,190	(22,506)	(21,594)
Net income (loss)		(233,978)	78,108	53,623
Other comprehensive income (expense):
Pension adjustments, net of tax		(154)	(286)	(294)
Gain (loss) on foreign currency translation		(3,519)	504	13,676
Comprehensive income (loss)		$ (237,651)	$ 78,326	$ 67,005
Earnings per share:
Basic		$ (94.43)	$ 33.91	$ 29.67
Diluted		$ (94.43)	$ 33.91	$ 26.2
Weighted average shares outstanding:
Basic		2,477,672	2,303,200	1,807,410
Diluted		2,477,672	2,303,200	2,149,114

[1]	Excluding depreciation and amortization.